Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimated useful lives of property plant and equipment
Office Equipment:	5-7 Years
Laboratory Equipment	5 Years
Vehicles	5 Years